Inventories, net (Tables)	12 Months Ended
Mar. 31, 2023
Inventories [Abstract]
Schedule of inventories, net of allowances
	March 31,
	2022	2023
Raw materials	$16,970	$12,987
Work-in-progress	3,904	2,723
Finished goods	2,945	1,615
	$23,819	$17,325

Schedule of obsolescence allowance for inventory
	Year ended March 31,
	2021	2022	2023
Balance at beginning of the year	$4,316	$4,307	$4,282
(Written off) additional charges, net	(9)	(25)	116
Balance at the end of the year	$4,307	$4,282	$4,398